Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,150,912
Amortization	588,655
Balance to be amortized	562,257	R$ 508,977
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	411,818
Amortization	294,543
Balance to be amortized	117,275	142,598
Panda Bonds
Disclosure of detailed information about borrowings [line items]
Cost	6,183
Amortization	2,261
Balance to be amortized	3,922	5,617
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	144,391
Amortization	8,760
Balance to be amortized	135,631	63,819
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	180,466
Amortization	130,099
Balance to be amortized	50,367	71,612
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	157,139
Amortization	54,965
Balance to be amortized	102,174	110,409
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	80,363
Amortization	54,262
Balance to be amortized	26,101	41,023
ECA - Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Cost	13,615
Amortization	3,627
Balance to be amortized	9,988	12,072
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	106,968
Amortization	37,475
Balance to be amortized	69,493	57,186
Others
Disclosure of detailed information about borrowings [line items]
Cost	4,797
Amortization	570
Balance to be amortized	4,227	4,641
Term Bank Loans
Disclosure of detailed information about borrowings [line items]
Cost	45,172
Amortization	2,093
Balance to be amortized	R$ 43,079